August 2, 2019

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Pacific Global ETF Trust, File Nos. 333-227097, 811-23376

Ladies and Gentlemen:

On behalf of Pacific Global ETF Trust (the “Trust”), we hereby electronically file, Post-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to add a new series of the Trust: Pacific Global Senior Loan ETF.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench